Schedule of Investments
PRIMECAP Odyssey Growth Fund
July 31, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.5%
	Communication Services - 5.3%
71,900	Alphabet, Inc. - Class A (a)	$193,736,707
52,885	Alphabet, Inc. - Class C (a)	143,023,251
650,290	Baidu, Inc. - ADR (a)	106,654,063
957,182	comScore, Inc. (a)	3,838,300
148,000	Electronic Arts, Inc.	21,306,080
92,200	Facebook, Inc. - Class A (a)	32,850,860
349,600	IMAX Corp. (a)	5,642,544
119,200	Live Nation Entertainment, Inc. (a)	9,403,688
50,000	Take-Two Interactive Software, Inc. (a)	8,671,000
15,400	Walt Disney Co. (The) (a)	2,710,708
		527,837,201

	Consumer Discretionary - 12.3%
1,089,330	Alibaba Group Holding Ltd. - ADR (a)	212,626,323
12,750	Amazon.com, Inc. (a)	42,426,772
36,300	Brinker International, Inc. (a)	1,972,542
74,600	Burlington Stores, Inc. (a)	24,976,080
830,000	Capri Holdings Ltd. (a)	46,737,300
939,700	CarMax, Inc. (a)	125,872,815
1,303,646	Carnival Corp. (a)	28,223,936
104,000	Dollar Tree, Inc. (a)	10,378,160
33,600	DoorDash, Inc. - Class A (a)	5,856,144
182,320	eBay, Inc.	12,436,047
1,803,907	Entain PLC - GBP (a)	45,547,762
1,433,463	iRobot Corp. (a) (b)	125,428,012
510,598	L Brands, Inc.	40,883,582
80,200	Las Vegas Sands Corp. (a)	3,396,470
51,000	Marriott International, Inc. - Class A (a)	7,444,980
3,751,400	Mattel, Inc. (a)	81,480,408
96,000	MGM Resorts International	3,602,880
676,800	Norwegian Cruise Line Holdings Ltd. (a)	16,263,504
46,400	Ollie’s Bargain Outlet Holdings, Inc. (a)	4,319,840
5,000	O’Reilly Automotive, Inc. (a)	3,019,200
113,100	Ross Stores, Inc.	13,876,239
627,971	Royal Caribbean Cruises Ltd. (a)	48,272,131
1,459,624	Sony Group Corp. - ADR	152,238,783
233,280	Tesla, Inc. (a)	160,310,016
221,200	TJX Cos., Inc. (The)	15,220,772
47,400	Xometry, Inc. - Class A (a)	3,752,658
		1,236,563,356

	Consumer Staples - 0.2%
200,000	Altria Group, Inc.	9,608,000
112,300	BJ’s Wholesale Club Holdings, Inc. (a)	5,686,872
6,990	Mission Produce, Inc. (a)	135,396
		15,430,268

	Energy - 1.8%
760,000	Cabot Oil & Gas Corp.	12,160,000
133,400	EOG Resources, Inc.	9,719,524
629,721	Hess Corp.	48,135,873
509,500	Pioneer Natural Resources Co.	74,066,015
2,000,000	Southwestern Energy Co. (a)	9,420,000
6,433,604	Transocean Ltd. (a)	23,225,311
		176,726,723

	Financials - 9.5%
1,375,000	Bank of America Corp.	52,745,000
1,948,543	Charles Schwab Corp. (The)	132,403,497
528,400	Citigroup, Inc.	35,730,408
90,400	CME Group, Inc. - Class A	19,176,552
751,650	Discover Financial Services	93,445,128
247,500	JPMorgan Chase & Co.	37,565,550
2,475,462	Morgan Stanley	237,594,843
394,600	Northern Trust Corp.	44,530,610
30,000	Progressive Corp. (The)	2,854,800
1,070,450	Raymond James Financial, Inc.	138,601,866
100,000	Tradeweb Markets, Inc. - Class A	8,673,000
3,272,100	Wells Fargo & Co.	150,320,274
		953,641,528

	Health Care - 30.3%
304,518	Abbott Laboratories	36,840,588
782,000	ABIOMED, Inc. (a)	255,823,480
202,800	Agilent Technologies, Inc.	31,075,044
63,060	Alcon, Inc.	4,590,768
567,800	Alkermes PLC (a)	14,688,986
782,950	Amgen, Inc.	189,113,743
130,600	Arena Pharmaceuticals, Inc. (a)	8,078,916
2,733,900	AstraZeneca PLC - ADR	156,488,436
750,713	BeiGene Ltd. - ADR (a)	237,668,229
896,010	Biogen, Inc. (a)	292,753,347
1,796,756	BioMarin Pharmaceutical, Inc. (a)	137,865,088
15,000	BioNTech SE - ADR (a)	4,925,250
862,600	Boston Scientific Corp. (a)	39,334,560
94,930	Bridgebio Pharma, Inc. (a)	5,074,009
1,253,170	Bristol-Myers Squibb Co.	85,052,648
310,050	CVS Health Corp.	25,535,718
55,000	Edwards Lifesciences Corp. (a)	6,174,850
2,175,771	Elanco Animal Health, Inc. (a)	79,350,368
1,670,518	Eli Lilly & Co.	406,771,133
4,727,243	Epizyme, Inc. (a)	31,341,621
1,909,200	FibroGen, Inc. (a)	24,819,600
53,800	Guardant Health, Inc. (a)	5,907,240
142,550	Illumina, Inc. (a)	70,669,163
670,319	Insulet Corp. (a)	187,481,521
24,360	IQVIA Holdings, Inc. (a)	6,033,972
746,000	LivaNova PLC (a)	64,379,800
117,500	Merck & Co., Inc.	9,032,225
5,529,556	Nektar Therapeutics (a)	87,311,689
846,346	Novartis AG - ADR	78,193,907
18,100	Omnicell, Inc. (a)	2,651,650
185,200	OraSure Technologies, Inc. (a)	2,183,508
12,100	Organon & Co. (a)	351,021
154,400	PerkinElmer, Inc.	28,136,312
216,400	QIAGEN N.V. - EUR (a)	11,600,513
1,180,300	Rhythm Pharmaceuticals, Inc. (a)	20,407,387
122,560	Roche Holding AG - CHF	47,401,773
1,019,600	Seagen, Inc. (a)	156,396,444
85,470	Siemens Healthineers AG - EUR	5,645,345
220,240	Thermo Fisher Scientific, Inc.	118,931,802
539,200	Xencor, Inc. (a)	16,596,576
272,120	Zimmer Biomet Holdings, Inc.	44,469,850
		3,037,148,080

	Industrials - 13.1%
4,165,422	AECOM (a)	262,254,969
362,493	Airbus SE - EUR (a)	49,752,002
3,036,901	American Airlines Group, Inc. (a)	61,892,042
60,000	AMETEK, Inc.	8,343,000
119,000	Carrier Global Corp.	6,574,750
364,300	Colfax Corp. (a)	16,714,084
450,600	Curtiss-Wright Corp.	53,305,980
1,163,100	Delta Air Lines, Inc. (a)	46,407,690
208,300	FedEx Corp.	58,313,585
167,900	General Dynamics Corp.	32,913,437
80,500	IDEX Corp.	18,248,545
1,108,934	Jacobs Engineering Group, Inc.	149,983,323
1,673,450	JetBlue Airways Corp. (a)	24,750,326
415,351	Lyft, Inc. - Class A (a)	22,977,217
28,800	Old Dominion Freight Line, Inc.	7,751,520
1,139,488	Siemens AG - EUR	177,859,561
2,897,100	Southwest Airlines Co. (a)	146,361,492
547,840	Textron, Inc.	37,806,438
8,250	TransDigm Group, Inc. (a)	5,288,993
140,200	Uber Technologies, Inc. (a)	6,093,092
68,300	Union Pacific Corp.	14,941,308
2,211,500	United Airlines Holdings, Inc. (a)	103,321,280
		1,311,854,634

	Information Technology - 25.4%
219,300	Adobe, Inc. (a)	136,323,459
684,700	Altair Engineering, Inc. - Class A (a)	47,764,672
395,790	Analog Devices, Inc.	66,263,162
395,100	Applied Materials, Inc.	55,286,343
72,600	ASML Holding N.V. - ADR	55,665,324
5,996,843	BlackBerry Ltd. (a)	60,927,925
47,000	Cerence, Inc. (a)	5,052,970
810,600	Cisco Systems, Inc.	44,882,922
380,900	Cree, Inc. (a)	35,332,284
53,290	Dell Technologies, Inc. - Class C (a)	5,148,880
657,300	Descartes Systems Group, Inc. (The) (a)	47,759,418
8,193,329	Flex Ltd. (a)	147,234,122
439,118	FormFactor, Inc. (a)	16,361,537
2,644,330	Hewlett Packard Enterprise Co.	38,342,785
820,436	HP, Inc.	23,685,987
1,319,970	Intel Corp.	70,908,788
20,200	Intuit, Inc.	10,705,394
665,000	Jabil, Inc.	39,594,100
169,930	Keysight Technologies, Inc. (a)	27,961,982
410,354	KLA Corp.	142,868,849
4,902,900	L.M. Ericsson Telephone Co. - ADR	56,530,437
717,600	MaxLinear, Inc. (a)	34,609,848
3,102,580	Micron Technology, Inc. (a)	240,698,156
687,700	Microsoft Corp.	195,932,607
1,324,911	NetApp, Inc.	105,449,666
104,000	Nokia Corp. - ADR (a)	632,320
621,230	Nuance Communications, Inc. (a)	34,105,527
741,600	Nutanix, Inc. - Class A (a)	26,712,432
185,520	NVIDIA Corp.	36,174,545
380,000	Oracle Corp.	33,113,200
50,000	OSI Systems, Inc. (a)	5,002,500
18,800	Palo Alto Networks, Inc. (a)	7,502,140
58,100	PayPal Holdings, Inc. (a)	16,008,293
489,100	QUALCOMM, Inc.	73,267,180
20,900	RingCentral, Inc. - Class A (a)	5,585,943
25,000	salesforce.com, Inc. (a)	6,048,250
1,330,600	Splunk, Inc. (a)	188,918,588
2,281,199	Stratasys Ltd. (a)	45,030,868
155,500	Teradyne, Inc.	19,748,500
655,045	Texas Instruments, Inc.	124,864,678
505,160	Trimble, Inc. (a)	43,191,180
318,666	Universal Display Corp.	74,723,990
225,200	Visa, Inc. - Class A	55,487,028
25,000	VMware, Inc. - Class A (a)	3,843,500
27,390	Western Digital Corp. (a)	1,778,433
134,390	WEX, Inc. (a)	25,497,815
		2,538,528,527

	Materials - 0.6%
311,700	Albemarle Corp.	64,222,668

	TOTAL COMMON STOCKS
	(Cost $4,426,477,008)	$9,861,952,985

Shares		Value
	SHORT-TERM INVESTMENTS - 1.5%
154,637,526	Dreyfus Treasury Securities Cash Management Fund - Institutional Shares - 0.01% (c)	$154,637,526
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $154,637,526)	154,637,526
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $4,581,114,534) - 100.0%	10,016,590,511
	Liabilities in Excess of Other Assets - (0.0)%	(3,129,476)
	TOTAL NET ASSETS - 100.0%	$10,013,461,035

ADR	American Depository Receipt
CHF	Swiss Francs
EUR	Euros
GBP	British Pound Sterling
(a)	Non-Income Producing
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding
	voting securities of such company.
(c)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.

Security Valuation

Securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading. Securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Non-U.S. traded stocks are valued at the last sale price or official closing price in the primary local market where the stock is traded. Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and ask price. Because trading on most non-U.S. exchanges is normally completed before the close of the New York Stock Exchange, the value of securities traded on foreign exchanges can change by the time the Fund calculates its net asset value per share (“NAV”). To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value foreign securities at fair value. These adjustment factors are based on statistical analyses of subsequent movement in securities indices, specific security prices, and exchange rates in foreign markets.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by a valuation committee of the Investment Advisor in accordance with procedures approved by the Trust’s Board of Trustees. In determining fair value, the Fund takes into account all relevant factors and available information.  Consequently, the price of a security used by the Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments, and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective new asset values as determined by those funds, in accordance with the 1940 Act.

Valuation Measurements

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set forth a hierarchy for measuring fair value.  These standards require additional disclosure about the various inputs and valuation techniques used to develop the  measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used to value the asset or liability.  These standards state that “observable inputs” reflect the assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources.   “Unobservable inputs” reflect the Fund’s own assumptions about the inputs market participants would use to value the asset or liability.

Various inputs are used in determining the value of the Fund’s investments, and at the lowest level for any significant input determines leveling.  These inputs are summarized in the three broad levels below:

Level 1   –   Unadjusted quoted prices in active markets for identical securities to which the Trust has access at the date of measurement.

Level 2   –   Other significant observable inputs (including quoted prices for similar or related securities in both active and inactive markets, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3   –   Significant unobservable inputs to the extent observable inputs are unavailable (including the Fund’s own assumptions in determining fair value of investments based on the best available information).

The following table provides the fair value measurements of the Fund assets by level within the fair value hierarchy for the Fund as of July 31, 2021. These assets are measured on a recurring basis.

		Quoted prices	Significant
		in active	other	Significant
		markets for	observable	unobservable
		identical assets	inputs	inputs
Fund	Description	(Level 1)	(Level 2)	(Level 3)	Total

Growth Fund	Common Stocks(1)	$9,861,952,985	$-	$-	$9,861,952,985
	Short-Term Investments	154,637,526	-	-	154,637,526
	Total Investments in Securities	$10,016,590,511	$-	$-	$10,016,590,511

(1) Refer to the Fund's Schedule of Investments for the breakdown of major categories.

Other Affiliates

Certain of the Funds’ investments are in companies that are considered to be affiliated companies of a Fund because the Fund owns 5% or more of the outstanding voting securities of the company. With respect to each such investment, refer to each Fund’s respective Schedule of Investments for the information on the sector, the number of shares held, and the percentages of net assets held in each sector. Transactions during the period in securities of these companies were as follows:

PRIMECAP Odyssey Growth Fund
		Current Period Transactions
Common Stock	Market Value at October 31, 2020	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at July 31, 2021
iRobot Corp.	$149,050,396	$-	$40,903,273	$-	$12,591,670	$4,689,219	$125,428,012
Stratasys Ltd.(1)	35,860,667	-	16,730,408	-	5,171,594	20,729,015	N/A
Total	$184,911,063	$-	$57,633,681	$-	$17,763,264	$25,418,234	$125,428,012

(1) No longer an affiliate as of July 31, 2021.